Other Assets (Annual)	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
8.  Other Assets

Other assets consist of the following:

In thousands	2011	2010
Spare parts	$175	$295
Deferred financing costs, net of accumulated amortization of $92-2011 and $495-2010	21	201
Prepaids	70	76
Deposits and other	660	52
Other Assets, Total	$926	$624

  Deferred financing costs relate to the issuance of the Notes, Debentures, mortgages and other financing agreements and are being amortized over the terms of the respective agreements.